Shareholders' Equity (Deficit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' Equity (Deficit) (Details) [Line Items]
Options granted (in Shares)	1,064,959	82,216
Granted stock option expire period	10 years
Expected dividend yield	0.00%
Unrecognized compensation costs (in Dollars)	$ 10,071
Recognized over weighted average period	2 years 255 days
Employee Stock Options [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Expected volatility, minimum	74.35%	69.80%	91.44%
Expected volatility, maximum	84.77%	76.14%	96.87%
Risk free interest rates, minimum	0.23%	2.26%	3.43%
Risk free interest rates, maximum	1.38%	3.13%	3.90%
Expected dividend yield	0.00%	0.00%	0.00%
Employee Stock Options [Member] | Minimum [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Expected term	5 years	6 years	6 years
Employee Stock Options [Member] | Maximum [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Expected term	6 years	7 years	7 years
2012 Share Option Plan [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Stock option vesting period	3 years
Stock options available for future grants (in Shares)	1,019,457
Officers [Member] | 2012 Share Option Plan [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Options granted (in Shares)	3,672,094
Directors [Member] | 2012 Share Option Plan [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Options granted (in Shares)	3,672,094
Advisors [Member] | 2012 Share Option Plan [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Options granted (in Shares)	3,672,094
Management [Member] | 2012 Share Option Plan [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Options granted (in Shares)	3,672,094
Other Key Employees [Member] | 2012 Share Option Plan [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Options granted (in Shares)	3,672,094